Leases	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Leases	Leases
Right of use assets recognized within Property, plant and equipment are the following:

(EUR thousand)	As of March 31
Right of use asset	2021	2020	2019
Offices	13,469	16,252	15,454
Refund points	10,509	14,889	19,578
IT contracts	4,487	6,416	7,329
Others	2,065	2,852	2,717
Right of use asset	30,530	40,409	45,078
Movements during the period of Right of use assets are the following:

(EUR thousand)	As of March 31
Movement of Right of use asset	2021	2020	2019
Opening balance as of April 1	40,409	45,078	—
Adoption of new accounting policy	—	—	54,325
New contracts	2,192	12,111	5,804
Modifications	2,350	73	13
Depreciation	(14,649)	(16,349)	(15,159)
FX effect	228	(504)	95
Closing balance as of March 31	30,530	40,409	45,078
Lease liabilities recognized within Other long-term liabilities and Other current liabilities are the following:

(EUR thousand)		As of March 31
Lease liability	Note	2021	2020	2019
Short-term	32	12,578	14,001	13,713
Long-term	27	19,122	27,750	32,420
Total Lease liability		31,700	41,751	46,133
Movements during the period of Lease liabilities are the following:

(EUR thousand)	As of March 31
Movement of Lease liability	2021	2020	2019
Opening balance as of April 1	41,751	46,133	—
Adoption of new accounting policy	—	—	54,325
New contracts	2,176	11,400	5,800
Modifications	2,325	55	13
Cash outflow	(16,061)	(16,573)	(15,508)
Other non-cash outflows	—	(137)	—
Interest expense (included in finance cost)	1,030	1,308	1,424
FX effect	479	(435)	79
Closing balance as of March 31	31,700	41,751	46,133
The contractual duration of the lease liabilities is the following:

(EUR thousand)
Contractual maturities of financial liability as of March 31, 2021	Less than 2 years	Between 2 years and 5 years	More than 5 years
Lease liability	21,358	9,661	681

(EUR thousand)
Contractual maturities of financial liability as of March 31, 2020	Less than 2 years	Between 2 years and 5 years	More than 5 years
Lease liability	25,315	14,672	1,764

(EUR thousand)
Contractual maturities of financial liability as of March 31, 2019	Less than 2 years	Between 2 years and 5 years	More than 5 years
Lease liability	25,148	17,964	3,021
Amounts recognized in the income statement are the following:

(EUR thousand)	For the financial year ended March 31
Depreciation charge of the right of use asset	2021	2020	2019
Offices	4,424	4,523	3,973
Refund points	6,511	8,139	7,976
IT contracts	2,253	2,071	1,893
Others	1,461	1,616	1,317
Total Depreciation charge of right of use asset	14,649	16,349	15,159

(EUR thousand)	For the financial year ended March 31
Other lease related expenses	2021	2020	2019
Expense relating to short-term leases (included in Operating expenses)	646	2,650	4,497
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	98	106	14
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	3,478	6,997	5,929
Total Other lease related expenses	4,222	9,753	10,440
The table "Other lease-related expenses" includes expenses from the lease contracts that are not qualified as Right of Use assets according to IFRS 16.